Income Taxes (Unrecognized Tax Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Income Tax Contingency [Line Items]
Balance at March 31	¥ 5,754	¥ 5,383
Increase in tax position of current year	491	402
Decrease in tax position of prior year	(1,302)	(1,010)
Foreign currency translation adjustments	362	979
Balance at March 31	¥ 5,305	¥ 5,754